UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21344
                                                    ----------------------------

            FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              1001 Warrenville Road
                                    Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                W. Scott Jardine
                           First Trust Portfolios L.P.
                              1001 Warrenville Road
                                    Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-241-4141
                                                           -------------

                         Date of fiscal year end: MAY 31
                                                 -------

                    Date of reporting period: AUGUST 31, 2006
                                             ----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)


     PRINCIPAL                                       RATINGS+                           STATED             MARKET
       VALUE       DESCRIPTION O                 MOODY'S    S&P          COUPON        MATURITY*           VALUE
---------------- -----------------------------  ------------------     -----------   ------------     ------------
 SENIOR FLOATING RATE TERM LOAN INTERESTS** - 152.6%

      AEROSPACE & DEFENSE - 5.3%
              AEROSPACE & DEFENSE - 5.3%
$   1,000,000 B/E Aerospace, Inc..............     NR(a)     BB+           TBA          8/24/12     $    1,001,667
      999,596 GenCorp Inc.....................      B1       BB-       8.58%-8.65%     12/06/10          1,003,969
    1,149,807 ILC Industries, Inc.............     NR(a)    NR(a)         7.99%         2/24/12          1,152,202
      972,527 Robertson Aviation, LLC.........     NR(a)    NR(a)      8.83%-9.12%      4/19/13            977,390
      769,231 Standard Aero Holdings, Inc.....      B2       B+        7.58%-7.61%      8/24/12            768,750
                                                                                                    --------------
              TOTAL AEROSPACE & DEFENSE                                                                  4,903,978
                                                                                                    --------------

      AUTO COMPONENTS - 1.1%
              AUTO PARTS & EQUIPMENT - 1.1%
    1,000,000 Axletech International Holdings,
                Inc. (c)......................     Caa1      B-          12.01%         4/21/13          1,005,417
                                                                                                    --------------
              TOTAL AUTO COMPONENTS                                                                      1,005,417
                                                                                                    --------------


      BEVERAGES - 0.9%
              SOFT DRINKS - 0.9%
      803,953 Culligan Corp...................      B1       B+           7.33%         9/30/11            803,451
                                                                                                    --------------
              TOTAL BEVERAGES                                                                              803,451
                                                                                                    --------------


      BUILDING PRODUCTS - 3.9%
              BUILDING PRODUCTS - 3.9%
      648,936 Headwaters, Inc.................      Ba3      BB-       7.33%-7.50%      4/30/11            651,098
    2,000,000 Landsource Communities
                Development, LLC..............     NR(a)    NR(a)         7.88%         3/31/10          2,000,000
      994,805 NCI Building Systems, Inc.......      Ba2      BB           6.71%         6/18/10            993,562
                                                                                                    --------------
              TOTAL BUILDING PRODUCTS                                                                    3,644,660
                                                                                                    --------------


      CAPITAL MARKETS - 2.1%
              INVESTMENT BANKING & BROKERAGE - 2.1%
      979,318 Ameritrade Holding Corp.........      Ba1      BB           6.90%        12/31/12            977,727
      984,518 NASDAQ Stock Market (The), Inc..      Ba3      BB+       6.97%-7.25%      4/18/12            982,795
                                                                                                    --------------
              TOTAL CAPITAL MARKETS                                                                      1,960,522
                                                                                                    --------------


      CHEMICALS - 1.9%
              DIVERSIFIED CHEMICALS - 1.9%
      750,157 BCP Crystal US Holdings Corp....      B1       BB-          7.50%         4/06/11            752,189
    1,000,000 Brenntag Holding GmbH &
                Company KG....................      B2       B+           8.08%        12/23/13          1,004,402
                                                                                                    --------------

              TOTAL CHEMICALS                                                                            1,756,591
                                                                                                    --------------


      COMMERCIAL SERVICES & SUPPLIES - 7.9%
              DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES - 6.8%
    1,000,000 Acosta, Inc.....................     NR(a)     NR(a)        8.16%         7/28/13          1,008,750
    1,813,953 Affinion Group, Inc.............      B1        B+       8.08%-8.18%     10/17/12          1,823,023
      995,000 IAP Worldwide Services, Inc.....      B2        B           8.50%        12/30/12            998,316
    1,000,000 IAP Worldwide Services, Inc. (c)      B3       CCC+        13.50%         6/30/13          1,020,000
      500,000 N.E.W. Customer Service
                Companies, Inc. (c)...........     NR(a)     NR(a)        TBA           2/04/14            505,000
      500,000 N.E.W. Customer Service
                Companies, Inc................     NR(a)     NR(a)        TBA           8/04/13            502,500

             See Notes to Quarterly Portfolio of Investments              Page 1

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
AUGUST 31, 2006 (UNAUDITED)


     PRINCIPAL                                       RATINGS+                           STATED             MARKET
       VALUE       DESCRIPTION O                 MOODY'S    S&P          COUPON        MATURITY*           VALUE
---------------- -----------------------------  ------------------     -----------   ------------     ------------

 SENIOR FLOATING RATE TERM LOAN INTERESTS** - CONTINUED

      COMMERCIAL SERVICES & SUPPLIES - (CONTINUED)
              DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES - (CONTINUED)
$     500,000 TransFirst Holdings, Inc. (c)...     Caa1      B-          11.57%         8/15/13     $      503,750
                                                                                                    --------------
                                                                                                         6,361,339
                                                                                                    --------------

              ENVIRONMENTAL SERVICES - 1.1%
    1,000,000 Energy Solutions, LLC...........     NR(a)    NR(a)      7.58%-7.77%      6/07/13          1,005,625
                                                                                                    --------------
              TOTAL COMMERCIAL SERVICES & SUPPLIES                                                       7,366,964
                                                                                                    --------------


      COMPUTERS & PERIPHERALS - 1.7%
              COMPUTER HARDWARE - 1.7%
    1,600,000 Activant Solutions, Inc.........     NR(a)    NR(a)      7.44%-7.50%      5/02/13          1,576,000
                                                                                                    --------------
              TOTAL COMPUTERS & PERIPHERALS                                                              1,576,000
                                                                                                    --------------


      CONTAINERS & PACKAGING - 6.1%
              METAL & GLASS CONTAINERS - 2.1%
    1,929,685 Berry Plastic Corp..............      B1       B+           7.08%        12/02/11          1,927,273
                                                                                                    --------------
              PAPER PACKAGING - 4.0%
      210,920 Boise Cascade, LLC..............      Ba3      BB        7.09%-7.25%     10/28/11            211,626
    1,087,739 Graham Packaging Holdings
                Company.......................      B2       B         7.56%-7.88%     10/07/11          1,089,779
      714,286 Graham Packaging Holdings
                Company (c)...................      B3      CCC+          9.75%         4/07/12            722,024
    1,743,525 Graphic Packaging International,
                Inc.                                B1       B+        7.62%-8.14%      8/08/10          1,757,846
                                                                                                    --------------
                                                                                                         3,781,275
                                                                                                    --------------
              TOTAL CONTAINERS & PACKAGING                                                               5,708,548
                                                                                                    --------------

      DIVERSIFIED TELECOMMUNICATION SERVICES - 1.0%
              INTEGRATED TELECOMMUNICATION SERVICES - 1.0%
      987,500 Telcordia Technologies, Inc.....      B1       B+        7.86%-7.90%      9/15/12            935,656
                                                                                                    --------------
              TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                                                 935,656
                                                                                                    --------------


      ELECTRIC UTILITIES - 11.3%
              ELECTRIC UTILITIES - 11.3%
      500,000 Astoria Generating Company
                Acquisitions, LLC (c).........      B3       B            9.20%         8/23/13            504,875
      164,172 Calpine Corp.,
                (Debtor in Possession) (f)....     NR(a)    NR(a)         7.75%        12/20/07            164,788
      414,894 Calpine Corp.,
                (Debtor in Possession) (c) (f)     NR(a)    NR(a)         9.50%        12/20/07            419,561
        2,185 Calpine Corp....................     NR(a)    NR(a)      0.75%-2.25%     12/20/07              2,157
      893,191 Covanta Energy Corp.............      B1       B+        7.58%-7.71%      6/24/12            898,030
      959,596 LSP Gen Finance Co., LLC........      Ba3      BB-          7.25%         5/04/13            955,997
       40,404 LSP Gen Finance Co., LLC........      Ba3      BB-       0.88%-7.08%      1/03/13             40,253
      716,722 LSP-Kendall Energy, LLC.........      B1        B           7.50%        10/07/13            708,957
      995,000 Mirant North America, LLC.......      B1       BB-          7.08%         1/03/13            991,979
    3,000,000 NRG Energy, Inc.................      Ba2      BB-          7.50%         2/01/13          3,007,875
      909,962 Plum Point Energy Associates, LLC     B1        B        8.62%-8.75%      3/14/14            913,374
    1,063,063 Riverside Energy Center, LLC....      B1        B           9.74%         6/24/11          1,089,639

Page 2       See Notes to Quarterly Portfolio of Investments

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
AUGUST 31, 2006 (UNAUDITED)


     PRINCIPAL                                       RATINGS+                           STATED             MARKET
       VALUE       DESCRIPTION O                 MOODY'S    S&P          COUPON        MATURITY*           VALUE
---------------- -----------------------------  ------------------     -----------   ------------     ------------

 SENIOR FLOATING RATE TERM LOAN INTERESTS** - CONTINUED

      ELECTRIC UTILITIES - (CONTINUED)
              ELECTRIC UTILITIES - (CONTINUED)
$     819,413 Rocky Mountain Energy Center,
                LLC...........................      B1       B         9.74%-9.84%      6/24/11     $      839,898
                                                                                                    --------------
              TOTAL ELECTRIC UTILITIES                                                                  10,537,383
                                                                                                    --------------


      ENERGY EQUIPMENT & SERVICES - 3.2%
              OIL & GAS EQUIPMENT & SERVICES - 3.2%
      995,000 Key Energy Services, Inc........      NR       NR        8.90%-9.23%      6/30/12            999,353
    1,989,911 Targa Resources, Inc............      Ba3      B+        7.58%-7.75%     10/31/12          1,995,939
                                                                                                    --------------
              TOTAL ENERGY EQUIPMENT & SERVICES                                                          2,995,292
                                                                                                    --------------

      FOOD & STAPLES RETAILING - 3.0%
              DRUG RETAIL - 1.9%
    1,798,787 Jean Coutu Group (PJC) (The) Inc.     B2       BB-          8.00%         7/30/11          1,801,222
                                                                                                    --------------
              FOOD RETAIL - 1.1%
    1,000,000 SUPERVALU, Inc..................      Ba3      BB-          7.06%         6/02/12            998,250
                                                                                                    --------------
              TOTAL FOOD & STAPLES RETAILING                                                             2,799,472
                                                                                                    --------------

      FOOD PRODUCTS - 2.0%
              AGRICULTURAL PRODUCTS - 1.0%
      997,500 Del Monte Corp..................      Ba3      BB        7.00%-7.07%      2/08/12            997,707
                                                                                                    --------------
              PACKAGED FOODS & MEATS - 1.0%
      910,470 THL Food Products Company.......      B1       B+        7.03%-7.55%     11/21/10            912,367
                                                                                                    --------------
              TOTAL FOOD PRODUCTS                                                                        1,910,074
                                                                                                    --------------

      HEALTH CARE PROVIDERS & SERVICES - 8.6%
              HEALTH CARE FACILITIES - 2.2%
    1,000,000 Select Medical Corp.............      B1       BB-       7.08%-9.00%      2/24/12            983,370
    1,000,000 USP Domestic Holdings, Inc......      Ba2      BB-          7.12%         6/07/13          1,002,500
                                                                                                    --------------
                                                                                                         1,985,870
                                                                                                    --------------

              HEALTH CARE SERVICES - 6.4%
      982,500 CHS/Community Health
                Systems, Inc..................      Ba3      BB-       7.08%-7.15%      8/19/11            981,579
      855,245 DaVita Inc......................      B1       BB-       7.11%-7.69%     10/05/12            857,000
      983,214 DJ Orthopedics, LLC.............      Ba3      BB-       6.88%-7.06%      4/07/13            978,912
      997,500 Fresenius Medical Care AG.......      Ba2      BB+       6.78%-6.87%      3/31/13            988,634
      498,750 Quintiles Transnational Corp....      B1       BB-          7.50%         3/31/13            497,971
      925,505 US Oncology Holdings, Inc.......      Ba3      B+        7.65%-7.88%      8/20/11            927,239
      762,218 VWR International, Inc..........      B2       B+           7.77%         4/07/11            763,171
                                                                                                    --------------
                                                                                                         5,994,506
                                                                                                    --------------
              TOTAL HEALTH CARE PROVIDERS & SERVICES                                                     7,980,376
                                                                                                    --------------

      HOTELS, RESTAURANTS & LEISURE - 11.3%
              CASINOS & GAMING - 8.1%
      980,000 Boyd Gaming Corp................      Ba2      BB        6.61%-7.00%      6/30/11            978,776
    1,577,316 Global Cash Access, Inc.........      Ba3      B+           7.08%         3/10/10          1,575,344
    1,000,000 MGM Mirage......................      Ba2      BB           6.28%        11/22/09            997,375
      992,500 Penn National Gaming,  Inc......      Ba2      BB        7.02%-7.25%     10/03/12            995,600

             See Notes to Quarterly Portfolio of Investments              Page 3

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
AUGUST 31, 2006 (UNAUDITED)


     PRINCIPAL                                       RATINGS+                           STATED             MARKET
       VALUE       DESCRIPTION O                 MOODY'S    S&P          COUPON        MATURITY*           VALUE
---------------- -----------------------------  ------------------     -----------   ------------     ------------

 SENIOR FLOATING RATE TERM LOAN INTERESTS** - CONTINUED

      HOTELS, RESTAURANTS & LEISURE - (CONTINUED)
              CASINOS & GAMING - (CONTINUED)
$   1,000,000 Pinnacle Entertainment, Inc.....      B1       BB-          7.33%        12/14/11     $    1,001,250
    1,000,000 Venetian Casino Resort, LLC.....      Ba3      BB-          7.25%         6/15/11            997,657
    1,000,000 VML US Finance, LLC.............      B1       BB-          8.20%         5/25/13            997,656
                                                                                                    --------------
                                                                                                         7,543,658
                                                                                                    --------------
              HOTELS, RESORTS & CRUISE LINES - 1.1%
    1,000,000 Kerzner International, Ltd......      B3       B-            TBA          9/01/13            995,000
                                                                                                    --------------
              LEISURE FACILITIES - 2.1%
      970,943 American Skiing Co..............      NR       NR       9.75%-10.03%     11/24/10            973,369
    1,000,000 Cedar Fair, L.P.................      Ba3      BB-           TBA          7/03/12          1,004,792
                                                                                                    --------------
                                                                                                         1,978,161
                                                                                                    --------------
              TOTAL HOTELS, RESTAURANTS & LEISURE                                                       10,516,819
                                                                                                    --------------

      HOUSEHOLD DURABLES - 2.1%
              HOMEBUILDING - 2.1%
    1,000,000 Technical Olympic USA, Inc......     NR(a)     NR           8.25%         8/01/08            993,750
    1,000,000 Technical Olympic USA, Inc.,
                (Mezzanine Debt) (c)..........     NR(a)     NR          10.75%         8/01/09            990,000
                                                                                                    --------------
              TOTAL HOUSEHOLD DURABLES                                                                   1,983,750
                                                                                                    --------------

      INSURANCE - 0.5%
              LIFE & HEALTH INSURANCE - 0.5%
      495,065 Conseco, Inc....................      Ba3      BB-          7.08%         6/22/10            495,065
                                                                                                    --------------
              TOTAL INSURANCE                                                                              495,065
                                                                                                    --------------

      INTERNET SOFTWARE & SERVICES - 1.1%
              INTERNET SOFTWARE & SERVICES - 1.1%
      990,000 SunGard Data Systems Inc........      B1       B+           8.00%         2/11/13            996,453
                                                                                                    --------------
              TOTAL INTERNET SOFTWARE & SERVICES                                                           996,453
                                                                                                    --------------

      IT SERVICES - 4.8%
              DATA PROCESSING & OUTSOURCED SERVICES - 1.1%
      987,500 Fidelity National Information
                Solutions, Inc., & Fidelity
                National Tax Service, Inc.....      Ba1      BB+          6.58%         3/09/11            983,797
                                                                                                    --------------
              IT CONSULTING & OTHER SERVICES - 3.7%
      500,000 Affiliated Computer Services, Inc.    Ba2      BB+       7.40%-7.41%      3/20/13            500,750
      987,469 Alion Science and Technology
                Corp..........................      B1       B+           8.25%         8/02/09            987,469
    1,965,025 DynCorp International, LLC......      Ba3      BB-       7.31%-7.81%      6/28/12          1,969,938
                                                                                                    --------------
                                                                                                         3,458,157
                                                                                                    --------------
              TOTAL IT SERVICES                                                                          4,441,954
                                                                                                    --------------

      MEDIA - 30.7%
              BROADCASTING & CABLE TV - 17.6%
    3,000,000 Century Cable Holdings, LLC (g).      NR       NR          10.25%         6/30/09          2,907,858
    1,000,000 Cequel Communications, LLC......      NR       NR          10.49%         5/05/14            996,250
    1,997,517 Charter Communications
                Operating, LLC................      B2       B            8.13%         4/27/13          2,001,817

Page 4       See Notes to Quarterly Portfolio of Investments

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
AUGUST 31, 2006 (UNAUDITED)


     PRINCIPAL                                       RATINGS+                           STATED             MARKET
       VALUE       DESCRIPTION O                 MOODY'S    S&P          COUPON        MATURITY*           VALUE
---------------- -----------------------------  ------------------     -----------   ------------     ------------

 SENIOR FLOATING RATE TERM LOAN INTERESTS** - CONTINUED

      MEDIA - (CONTINUED)
              BROADCASTING & CABLE TV - (CONTINUED)
$   1,995,000 CSC Holdings, Inc...............      Ba3      BB        6.99%-7.26%      3/29/13     $    1,983,299
    1,041,695 Gray Television, Inc............      Ba2      BB-          7.01%        11/22/13          1,040,393
    1,000,000 NextMedia Operating, Inc. (c)...      B3      CCC+          9.83%        11/15/13          1,002,083
    1,000,000 NTL Investment Holdings, Ltd....      Ba3      BB-           TBA         12/21/12          1,003,750
    1,000,000 PanAmSat Corp...................      B1       BB           8.01%        12/03/13          1,006,094
      500,000 Panavision Inc. (c).............      B3       CCC         12.49%         3/30/12            506,875
    1,989,615 Raycom Media, Inc...............      NR       NR           7.00%         8/28/13          1,977,180
    1,000,000 UPC Distribution Holding B.V....      B1       B            7.64%         3/31/13            997,767
    1,000,000 UPC Distribution Holding B.V....      B1       B            7.64%        12/31/13            997,767
                                                                                                    --------------
                                                                                                        16,421,133
                                                                                                    --------------

              MOVIES & ENTERTAINMENT - 6.3%
      972,185 Deluxe Entertainment Services
                Group, Inc....................      B1       B            9.25%         1/28/11            977,246
    1,995,000 Metro-Goldwyn-Mayer Holdings
                II, Inc.......................     NR(a)    NR(a)         8.75%         4/08/12          1,985,985
      947,950 Regal Cinemas Corp..............      Ba2      BB-       7.07%-7.25%     11/10/10            944,099
    1,954,959 WMG Acquisition Corp............      Ba2      B+        7.21%-7.51%      3/01/11          1,959,847
                                                                                                    --------------
                                                                                                         5,867,177
                                                                                                    --------------

              PUBLISHING - 6.8%
    1,466,103 CBD Media, LLC..................      B1       B            7.87%        12/31/09          1,471,601
    1,516,930 Dex Media West, Inc.............      Ba2      BB        6.80%-7.00%      3/09/10          1,509,002
      568,458 Media News Group, Inc...........      Ba3      BB-          6.58%        12/30/10            560,879
    1,000,000 Newspaper Holdings, Inc.........      NR       NR           6.94%         8/24/12            996,875
      500,000 Philadelphia Newspapers, LLC....     NR(a)    NR(a)         8.20%         6/29/13            501,875
      860,871 RH Donnelley, Inc...............      Ba3      BB        6.74%-7.01%      6/30/11            854,547
      500,000 Yell Group PLC..................      Ba3      BB-           TBA          2/09/13            501,688
                                                                                                    --------------
                                                                                                         6,396,467
                                                                                                    --------------
              TOTAL MEDIA                                                                               28,684,777
                                                                                                    --------------

      METALS & MINING - 2.3%
              ALUMINUM - 1.2%
      500,000 Aleris International, Inc.......      Ba3      BB-          7.88%         8/01/11            501,563
      613,797 Novelis Corp....................      Ba2      BB-          7.72%         1/06/12            615,136
                                                                                                    --------------
                                                                                                         1,116,699
                                                                                                    --------------

              DIVERSIFIED METALS & MINING - 1.1%
      995,000 Alpha Natural Resources, LLC....      B1       BB-          7.25%        10/26/12            992,202
                                                                                                    --------------
              TOTAL METALS & MINING                                                                      2,108,901
                                                                                                    --------------

      MULTI-UTILITIES - 2.2%
              MULTI-UTILITIES - 2.2%
      987,500 KGEN, LLC.......................      B2       B            8.12%         8/05/11            987,500
    1,077,694 KGEN, LLC (c) (h)...............      B3       B-          14.05%         8/05/11          1,099,247
                                                                                                    --------------
              TOTAL MULTI-UTILITIES                                                                      2,086,747
                                                                                                    --------------

                See Notes to Quarterly Portfolio of Investments           Page 5

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
AUGUST 31, 2006 (UNAUDITED)


     PRINCIPAL                                       RATINGS+                           STATED             MARKET
       VALUE       DESCRIPTION O                 MOODY'S    S&P          COUPON        MATURITY*           VALUE
---------------- -----------------------------  ------------------     -----------   ------------     ------------

 SENIOR FLOATING RATE TERM LOAN INTERESTS** - CONTINUED

      OIL, GAS & CONSUMABLE FUELS - 9.8%
              OIL & GAS EXPLORATION & PRODUCTION - 3.6%
$     990,000 ATP Oil and Gas Corp............      NR       NR        8.32%-8.86%      4/14/10     $      999,901
      853,738 Plains Resources Inc............      Ba2      BB           6.90%         8/12/11            852,670
    1,000,000 Resoluth Aneth, LLC (c).........      NR       NR          10.47%         4/13/12          1,007,500
      500,000 Venoco, Inc. (c)................     Caa1      B-       9.75%-10.00%      4/27/11            502,187
                                                                                                    --------------
                                                                                                         3,362,258
                                                                                                    --------------

              OIL & GAS REFINING, MARKETING & TRANSPORTATION - 6.2%
      992,500 Cheniere LNG Holdings, LLC......      NR       BB           8.25%         8/31/12            998,703
    1,000,000 Coffeyville Resources, LLC (c)..      B3        B          12.13%         7/08/13          1,028,750
      986,838 Eagle Rock Gas Gathering &
                Processing, Ltd...............    NR             NR        8.01%       10/01/12            986,838
    1,000,000 El Paso Corp....................      B1       B+           7.37%         7/31/11          1,004,464
    1,750,000 Regency Gas Service, LLC........      B1       B+           7.87%         8/15/13          1,764,583
                                                                                                    --------------
                                                                                                         5,783,338
                                                                                                    --------------
              TOTAL OIL, GAS & CONSUMABLE FUELS                                                          9,145,596
                                                                                                    --------------

      PAPER & FOREST PRODUCTS - 5.2%
              FOREST PRODUCTS - 4.3%
    1,995,000 Georgia-Pacific Corp............      Ba2      BB-       7.30%-7.50%     12/20/12          1,996,662
    2,000,000 Georgia-Pacific Corp. (c).......      Ba3      B+           8.30%        12/23/13          2,016,502
                                                                                                    --------------
                                                                                                         4,013,164
                                                                                                    --------------

              PAPER PRODUCTS - 0.9%
      838,328 Appleton Papers Inc.............      Ba3      BB-       7.62%-7.68%      6/09/10            840,423
                                                                                                    --------------
              TOTAL PAPER & FOREST PRODUCTS                                                              4,853,587
                                                                                                    --------------

      PERSONAL PRODUCTS - 0.5%
              PERSONAL PRODUCTS - 0.5%
      500,000 American Safety Razor Company (c)    Caa1     CCC+         11.72%         1/31/14            507,500
                                                                                                    --------------
              TOTAL PERSONAL PRODUCTS                                                                      507,500
                                                                                                    --------------

      REAL ESTATE INVESTMENT TRUSTS (REITS) - 4.3%
              OFFICE REITS - 1.0%
    1,000,000 Trizec Partners Real Estate, L.P.    NR(a)    NR(a)         6.78%         5/02/07            998,125
                                                                                                    --------------
              RESIDENTIAL REITS - 0.1%
       77,895 Lion Gables Realty, L.P.........      Ba2      BB+          7.12%         9/30/06             77,879
                                                                                                    --------------
              RETAIL REITS - 3.2%
      976,786 Capital Automotive, L.P.........      Ba1      BB+          7.16%        12/16/10            977,871
    2,000,000 Macerich Partnership (The), L.P.     NR(a)    NR(a)         6.94%         4/26/10          1,990,000
                                                                                                    --------------
                                                                                                         2,967,871
                                                                                                    --------------
              TOTAL REAL ESTATE INVESTMENT TRUSTS (REITS)                                                4,043,875
                                                                                                    --------------

      REAL ESTATE MANAGEMENT & DEVELOPMENT - 8.9%
              REAL ESTATE MANAGEMENT & DEVELOPMENT - 8.9%
      685,714 Ginn-LA CS Borrower, LLC........      B1       BB           8.41%         6/08/11            675,429
      314,286 Ginn-LA CS Borrower, LLC........      B1       B+           8.29%         6/08/11            309,571
      500,000 LNR Property Corp...............      B2      NR(a)         8.22%         6/12/09            500,938
      500,000 LNR Property Corp...............      B2      NR(a)         8.22%         7/12/11            502,750

Page 6       See Notes to Quarterly Portfolio of Investments

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
AUGUST 31, 2006 (UNAUDITED)


     PRINCIPAL                                       RATINGS+                           STATED             MARKET
       VALUE       DESCRIPTION O                 MOODY'S    S&P          COUPON        MATURITY*           VALUE
---------------- -----------------------------  ------------------     -----------   ------------     ------------

 SENIOR FLOATING RATE TERM LOAN INTERESTS** - CONTINUED

      REAL ESTATE MANAGEMENT & DEVELOPMENT - (CONTINUED)
              REAL ESTATE MANAGEMENT & DEVELOPMENT - (CONTINUED)
$   1,464,198 Newkirk Master (The), L.P.......      Ba2      BB+       7.15%-8.75%      8/11/08     $    1,463,284
      997,500 November 2005 Land Investors,
                LLC...........................      B1       BB           8.25%         5/31/11            997,500
      992,500 Pivotal Promontory, LLC.........     NR(a)    NR(a)         8.08%         8/31/10            975,958
      925,000 Rhodes Companies (The), LLC.....      Ba3      BB-          8.75%        11/21/10            925,000
    1,000,000 Shea Capital I, LLC.............     NR(a)    NR(a)         7.49%        10/27/11            982,500
      950,933 Yellowstone Development, LLC....     NR(a)    NR(a)         7.71%         9/30/10            945,584
                                                                                                    --------------
              TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT                                                 8,278,514
                                                                                                    --------------

      ROAD & RAIL - 2.5%
              TRUCKING - 2.5%
    2,295,101 Hertz (The), Corp...............      Ba2      BB        7.58%-7.73%     12/21/12          2,308,628
                                                                                                    --------------
              TOTAL ROAD & RAIL                                                                          2,308,628
                                                                                                    --------------

      SPECIALTY RETAIL - 2.1%
              APPAREL RETAIL - 2.1%
    1,000,000 Hanesbrands, Inc................      Ba2      BB-           TBA          8/10/13          1,007,679
      949,367 Neiman Marcus Group (The), Inc..      B1       B+           7.77%         4/06/13            956,171
                                                                                                    --------------
              TOTAL SPECIALTY RETAIL                                                                     1,963,850
                                                                                                    --------------

      WIRELESS TELECOMMUNICATION SERVICES - 4.3%
              WIRELESS TELECOMMUNICATION SERVICES - 4.3%
    1,000,000 Clearwire Corp..................      NR       NR          12.08%         8/18/09          1,005,000
    1,000,000 Crown Castle Operating Company..      B2       BB           7.65%         6/01/14          1,005,208
    1,000,000 MetroPCS Wireless, Inc..........      NR      NR(a)        10.44%         5/31/11          1,021,667
    1,000,000 Windstream Corp.................      Ba2     BBB-          7.26%         7/17/13          1,004,821
                                                                                                    --------------
              TOTAL WIRELESS TELECOMMUNICATION SERVICES                                                  4,036,696
                                                                                                    --------------

              TOTAL SENIOR FLOATING RATE TERM LOAN INTERESTS...................................        142,337,096
              (Cost $142,357,685)                                                                   --------------


 SENIOR FLOATING RATE NOTES - 3.8%

      FOOD & STAPLES RETAILING - 0.3%
              FOOD DISTRIBUTORS - 0.3%
      250,000 Nutro Products, Inc. (e)........      B3       CCC          9.23%        10/15/13            257,500
                                                                                                    --------------
              TOTAL FOOD & STAPLES RETAILING                                                               257,500
                                                                                                    --------------

      HOTELS, RESTAURANTS & LEISURE - 0.5%
              LEISURE FACILITIES - 0.5%
      500,000 HRP Myrtle Beach (e)............      B3       B            9.82%         4/01/12            497,500
                                                                                                    --------------
              TOTAL HOTELS, RESTAURANTS & LEISURE                                                          497,500
                                                                                                    --------------

      HOUSEHOLD DURABLES - 1.1%
              HOMEBUILDING - 1.1%
    1,000,000 Builders FirstSource, Inc.......      B3       B-           9.66%         2/15/12          1,012,500
                                                                                                    --------------
              TOTAL HOUSEHOLD DURABLES                                                                   1,012,500
                                                                                                    --------------

             See Notes to Quarterly Portfolio of Investments              Page 7

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
AUGUST 31, 2006 (UNAUDITED)


     PRINCIPAL                                       RATINGS+                           STATED             MARKET
       VALUE       DESCRIPTION O                 MOODY'S    S&P          COUPON        MATURITY*           VALUE
---------------- -----------------------------  ------------------     -----------   ------------     ------------

 SENIOR FLOATING RATE NOTES - CONTINUED

      MEDIA - 1.1%
              BROADCASTING & CABLE TV - 1.1%
$   1,000,000 Paxson Communications Corp. (e).      B2      CCC+          8.76%         1/15/12       $    995,000
                                                                                                    --------------
              TOTAL MEDIA                                                                                  995,000
                                                                                                    --------------

      PAPER & FOREST PRODUCTS - 0.5%
              PAPER PRODUCTS - 0.5%
      500,000 Verso Paper Holdings, LLC (e)...      B1       B+           9.24%         8/01/14            503,750
                                                                                                    --------------
              TOTAL PAPER & FOREST PRODUCTS                                                                503,750
                                                                                                    --------------

      PHARMACEUTICALS - 0.3%
              PHARMACEUTICALS - 0.3%
      250,000 Elan Finance PLC (e)............      B3       B            9.41%        11/15/11            252,500
                                                                                                    --------------
              TOTAL PHARMACEUTICALS                                                                        252,500
                                                                                                    --------------

              TOTAL SENIOR FLOATING RATE NOTES.................................................          3,518,750
              (Cost $3,488,703)                                                                     --------------

                                                                                                        MARKET
    SHARES    DESCRIPTIONS o                                                                            VALUE
 ------------ ---------------------------------------------------------------------------------     --------------
 CLOSED-END FUNDS - 2.9%

      OTHER DIVERSIFIED FINANCIAL SERVICES - 2.9%
      180,400 ING Prime Rate Trust.............................................................          1,284,448
      176,000 Van Kampen Senior Income Trust...................................................          1,455,520
                                                                                                    --------------
              TOTAL OTHER DIVERSIFIED FINANCIAL SERVICES                                                 2,739,968
                                                                                                    --------------

              TOTAL CLOSED-END FUNDS...........................................................          2,739,968
              (Cost $2,616,542)                                                                     --------------

   PRINCIPAL                                                                                             MARKET
    VALUE      DESCRIPTIONS o                                                                            VALUE
 ------------- ---------------------------------------------------------------------------------     --------------

 REPURCHASE AGREEMENT - 6.6%
 (Cost $6,200,000)
$   6,200,000 Agreement with Wachovia Capital Markets, LLC, 5.15% dated 8/31/06, to be repurchased at $6,200,887 on 9/01/06, collateralized by $6,315,000
                Federal Home Loan Bank, 5.85% due 2/15/11 (Value $6,369,151)...................          6,200,000
                                                                                                    --------------

              TOTAL INVESTMENTS - 165.9%.......................................................        154,795,814
              (Cost $154,662,930) (b)

              NET OTHER ASSETS AND LIABILITIES - (4.8)%........................................         (4,497,563)
                                                                                                    --------------
              MONEY MARKET CUMULATIVE PREFERRED(R) SHARES, AT LIQUIDATION VALUE - (61.1)%......        (57,000,000)
                                                                                                    --------------
         NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS - 100.0%.................................     $   93,298,251
                                                                                                    ==============

----------------------------------------------------------------------

          o All percentages shown in the Portfolio of Investments are based on net assets applicable to Common Shares.
         (a) This Senior Loan Interest was privately rated upon issuance. The rating agency does not provide ongoing surveillance on the rating.
         (b) Aggregate cost for federal income tax and financial reporting purposes.
         (c)  This issue is secured by a second lien on the issuer's assets.

Page 8       See Notes to Quarterly Portfolio of Investments

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
AUGUST 31, 2006 (UNAUDITED)



         (d)  This issue is unsecured.
         (e)  Securities  are  restricted  and cannot be offered for public sale without first being  registered  under the Securities Act of 1933, as amended (Note 1E).
         (f)  This  borrower  has filed for  protection  in  federal  bankruptcy court.
         (g)  This  Senior  Loan  Interest  was  purchased   subsequent  to  the
              borrower's  filing for protection in federal  bankruptcy court and has priority over other debt holders.
         (h)  Payment-in-kind security.
         +    Ratings below Baa3 by Moody's Investors  Service,  Inc. or BBB- by
              Standard  &  Poor's  Ratings  Group  are  considered  to be  below investment grade.
         NR   Not rated.
        TBA   To be announced.
         *    Senior Loans  generally are subject to mandatory  and/or  optional prepayment.  Prepayments  of Senior Loans may occur because of the
              mandatory   prepayment   conditions   and  because  there  may  be
              significant  economic  incentives  for a  borrower  to  optionally prepay. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown. Senior
              Loans  generally  have  maturities  that  range from five to eight
              years;   however,   the  Fund  estimates  that   refinancing   and
              prepayments result in an average maturity of the Senior Loans held in its portfolio to be approximately 18-30 months.
         **   Senior Loans in which the Fund invests  generally  pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major
              European  banks,  such  as  the  London  Inter-Bank  Offered  Rate
              ("LIBOR"),  (ii) the  prime  rate  offered  by one or more  United
              States banks or (iii) the certificate of deposit rate.

Page 9       See Notes to Quarterly Portfolio of Investments

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

           FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
                                AUGUST 31, 2006

                      1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of the Fund is computed based upon the value of the Fund's portfolio and other assets less any accrued liabilities. The NAV is determined as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund calculates NAV per Common Share by subtracting the Fund's liabilities (including accrued expenses, dividends payable and any borrowings of the Fund) and the liquidation value of any outstanding Preferred Shares from the Fund's Total Assets (the value of securities and other investments the Fund holds plus cash or other assets, including interest accrued but not yet received), and dividing the result by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, or if events occurring after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, would materially affect NAV, First Trust Advisors L.P. ("First Trust") may use a fair value method to value the Fund's securities and investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions under the Investment Company Act of 1940 (the "1940 Act").

The senior floating rate loans ("Senior Loans") in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially in the past several years, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically Senior Loans are valued using information provided by an independent third party pricing service. If the pricing service cannot or does not provide a valuation for a particular Senior Loan or such valuation is deemed unreliable, First Trust may value such Senior Loan at a fair value according to procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act.

Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost.

B. REPURCHASE AGREEMENTS:

The Fund engages in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

           FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
                                AUGUST 31, 2006

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued or delayed delivery purchase commitments.

D. UNFUNDED LOAN COMMITMENTS:

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund had unfunded Senior Loan commitments of approximately $413,356 as of August 31, 2006. The Fund is obligated to fund these Senior Loan commitments at the borrower's discretion. The Fund will maintain cash, liquid securities and/or liquid Senior Loans with an aggregate value at least equal to the amount of unfunded Senior Loan commitments. Net unrealized depreciation of $5,227 from these commitments is included in "Net Other Assets and Liabilities" on the Portfolio of Investments.

E. RESTRICTED SECURITIES:

The Fund may invest a portion of its assets in restricted securities. Restricted securities are securities that cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. As of August 31, 2006, the Fund currently holds the restricted securities shown in the following table. The Fund does not have the right to demand that such securities be registered. These securities are valued using market quotations according to the valuation procedures as stated in the Portfolio Valuation section (Note 1A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.


                                                                              CARRYING COST
                                                                CARRYING        PER SHARE
                                 ACQUISITION    PRINCIPAL         VALUE       AT ACQUISITION      MARKET        % OF
          SECURITY                   DATE         VALUE         PER SHARE          DATE           VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------

Elan Finance PLC                     8/9/05   $   250,000          101.00           90.50    $    252,500       0.27%
HRP Myrtle Beach                    3/23/06       500,000           99.50          100.00         497,500       0.53%
Paxson Communications Corp.        12/19/04     1,000,000           99.50          100.00         995,000       1.07%
Nutro Products, Inc.                4/18/06       250,000          103.00          102.25         257,500       0.28%
Verso Paper Holdings, LLC           7/26/06       500,000          100.75          100.00         503,750       0.54%
                                              -----------                                    ------------     ------

                                              $ 2,500,000                                    $  2,506,250       2.69%
                                              ===========                                    ============     ======


                   2. UNREALIZED APPRECIATION/(DEPRECIATION)

As of August 31, 2006, the aggregate gross unrealized appreciation of all securities in which there was an excess of value over tax cost was $573,180 and the aggregate gross unrealized depreciation of all securities in which there was an excess of value over tax cost was $440,296.

ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date     OCTOBER 24, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date     OCTOBER 24, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                           Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date     OCTOBER 24, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.